Non-Controlling Interests - Summary of Calculation of Company's Disposal Gain (Details)		12 Months Ended
	Jun. 02, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
NON-CONTROLLING INTERESTS
Gain (loss) on disposal of subsidiaries and others		¥ 33,542,154	$ 5,263,496	¥ (1,767,800)	¥ (7,850)
Muhua Shangce
NON-CONTROLLING INTERESTS
Add: Carrying value of redeemable non-controlling interests in Muhua Shangce	¥ 25,757,003
Add: Carrying value of non-redeemable non-controlling interests of Muhua Shangce	(4,423,059)
Subtotal	21,333,944
Less: Carrying value of net liabilities before disposal	(12,208,210)
Gain (loss) on disposal of subsidiaries and others	¥ 33,542,154